Schedule of key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Fee	$ 34,659	$ 79,998	$ 71,811
Salaries and other emoluments	349,783	185,871	162,726
Defined contribution plans	32,078	20,555	19,255
Total	$ 416,520	$ 286,414	$ 253,792